Financial risk management - Analysis of Borrowings after Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (916,525)	$ (847,201)
Total debt	817,651	971,090	$ 968,280
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	817,651	971,090
Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	626,807	717,641
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	190,844	253,449
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(33,002)	(115,385)
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,769	81,283
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(396,288)	(298,039)
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,887	22,834
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	169,597	184,123
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(485,398)	(433,122)
U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	604,151	613,524
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21,247	69,326
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(300,450)	(308,450)
Argentine Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	128,018	178,538
Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	108,225	111,954
Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,793	66,584
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(33,002)	(115,097)
Argentine Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,769	81,283
Argentine Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Argentine Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Argentine Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(267,448)	(193,353)
Argentine Peso | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	96,456	30,671
Argentine Peso | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,793	66,584
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(666,501)	(605,650)
Brazilian Reais | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	524,460	632,985
Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	353,409	446,120
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	171,051	186,865
Brazilian Reais | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(396,288)	(298,039)
Brazilian Reais | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,887	22,834
Brazilian Reais | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	169,597	184,123
Brazilian Reais | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(270,213)	(307,611)
Brazilian Reais | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	342,522	423,286
Brazilian Reais | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,454	2,742
Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,936	20,065
Uruguayan Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	0	2,002
Uruguayan Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	2,002
Uruguayan Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Uruguayan Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21,773	20,720
Uruguayan Peso | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	2,002
Uruguayan Peso | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	30,490	46,834
U.S. Dollar | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total debt	165,173	157,565
U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	165,173	157,565
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(288)
U.S. Dollar | Argentine Peso | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Brazilian Reais | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
U.S. Dollar | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	30,490	47,122
U.S. Dollar | U.S. Dollar | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	165,173	157,565
U.S. Dollar | U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0